Letter of credit - Additional Information (Details) - Letter of Credit Agreement [Member] - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Line Of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date	Apr. 19, 2018	Apr. 19, 2018
Interest rate	0.75%	0.75%
Unused lines of Credit [Member]
Line Of Credit Facility [Line Items]
Unused Balance	$ 2.5	$ 2.5	$ 2.5
Maximum [Member]
Line Of Credit Facility [Line Items]
Aggregate amount	$ 2.5	$ 2.5